Note 11 - Property, plant and equipment, net (Details Textual) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, capitalized interest		$ 27.2	$ 28.8
Percentage of ownership interest in subsidiary		50.00%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security		$ 32.1
Saudi Arabia | Global Pipe Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security		$ 147.9	$ 89.6
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary	[1],[2]	47.79%	48.00%	48.00%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member] | Global Pipe Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture		57.30%	57.30%
Land [member] | Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted assets		$ 56.2
Percentage of ownership interest in subsidiary		47.79%

[1]	(*) All percentages rounded.
[2]	Saudi Steel Pipe Company is a public company listed in the Saudi Arabian Stock Exchange (Tadāwul), Tenaris holds 47.79% and has the right to nominate the majority of the members of the board of directors, therefore Tenaris has control over SSPC. Since May, 2023, Saudi Steel Pipe Co. holds 57.3% of Global Pipe Company, therefore Tenaris has control over Global Pipe Company.